Investments in Joint Ventures and Associates (Tables)	9 Months Ended
Sep. 30, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates
A. The investments in joint ventures and associates as of September 30, 2023 and December 31, 2022 were as follows:

	Percentage of investment	September 30, 2023		December 31, 2022
Sierrita Gas Pipeline LLC	35.00%	Ps.	911,105	Ps.	1,051,626
Frontera Brownsville, LLC	50.00%	386,317		410,097
Texas Frontera, LLC	50.00%	191,062		185,967
CH 4 Energía, S.A. de C.V.	50.00%	172,963		170,188
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%	130,761		91,537
Other, net	Various	123,238		134,551
Total		Ps.	1,915,446	Ps.	2,043,966

Schedule (Loss) Profit Sharing in Joint Ventures and Associates
Profit sharing in joint ventures and associates:

	Nine-month periods ended September 30,
	2023		2022
Sierrita Gas Pipeline LLC	117,552		97,616
CH4 Energía, S.A. de C.V.	34,275		23,275
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	39,224		21,014
Frontera Brownsville, LLC	8,728		17,056
Texas Frontera, LLC	51,904		10,824
Other, net	68,493		62,564
Profit sharing in joint ventures and associates, net	Ps.	320,176	Ps.	232,349

	Three-month periods ended September 30,
	2023		2022
Texas Frontera, LLC	20,665		3,568
CH4 Energía, S.A. de C.V.	11,305		2,466
Frontera Brownsville, LLC	7,105		9,628
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	17,968		18,813
Sierrita Gas Pipeline LLC	88,799		16,171
Other, net	22,365		20,555
Profit sharing in joint ventures and associates, net	Ps.	168,207	Ps.	71,201

Summary of Business Acquisition Consideration Transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)

Disclosure of Identifiable Assets Acquired And Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired, including the recognized value of the PEMEX interest prior to the purchase.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	Ps.	8,647,893	U.S.$	423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050